Income Tax - The Income Tax Provision (Detail)	12 Months Ended
Dec. 31, 2021 USD ($)
Federal Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	$ 0
Deferred	(240,421)
State and Local Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	0
Deferred	0
Change in valuation allowance	$ 240,421